Mergers and Acquisitions (Details) (USD $)	3 Months Ended		9 Months Ended			12 Months Ended			24 Months Ended					3 Months Ended	0 Months Ended		3 Months Ended			3 Months Ended		0 Months Ended		0 Months Ended		9 Months Ended			3 Months Ended				0 Months Ended		3 Months Ended					0 Months Ended		3 Months Ended	0 Months Ended	3 Months Ended
	Sep. 30, 2013 property	Sep. 30, 2012 property	Sep. 30, 2013 property		Sep. 30, 2012 property	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012	Sep. 15, 2013	Aug. 09, 2013 company	Mar. 31, 2013	Oct. 22, 2013 Cole Merger [Member]	Sep. 30, 2013 Fortress Portfolio [Member]	Nov. 05, 2013 CapLease [Member]	Feb. 28, 2013 ARCT III Merger [Member]	Sep. 30, 2013 Series F Preferred Stock [Member] ARCT IV / ARCP Merger [Member]	Sep. 30, 2013 OP Units [Member] ARCT IV / ARCP Merger [Member]	Sep. 30, 2013 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member] ARCT IV / ARCP Merger [Member]	Sep. 30, 2013 Class B Units [Member] ARCT IV / ARCP Merger [Member]	Sep. 07, 2011 Line of Credit [Member] Revolving Credit Facility [Member]	Sep. 30, 2013 Other Assets [Member] ARCT IV / ARCP Merger [Member]	Feb. 28, 2013 Other Assets [Member] ARCT III Merger [Member]	Feb. 28, 2013 Furniture and fixtures [Member] ARCT III Merger [Member]	Sep. 30, 2013 GE Capital Portfolio [Member] property	Sep. 30, 2013 GE Capital Portfolio [Member] Property Subject to Operating Lease [Member] property	Sep. 30, 2013 GE Capital Portfolio [Member] Direct Financing Lease [Member] property	Dec. 31, 2013 Fortress Portfolio [Member] property	Sep. 30, 2013 Fortress Portfolio [Member] property	Jul. 24, 2013 Fortress Portfolio [Member]	Feb. 28, 2013 Common Stock [Member] Option One [Member] ARCP Merger [Member]	Feb. 28, 2013 Cash [Member] Option Two [Member] ARCP Merger [Member]	Feb. 28, 2013 Cash [Member] Option Two [Member] ARCP shares converted from ARCT III shares [Member]	Sep. 30, 2013 Cash [Member] Option Two [Member] ARCT IV / ARCP Merger [Member]	Sep. 30, 2013 Cash [Member] Preferred Stock [Member] CapLease [Member]	Sep. 30, 2013 Cash [Member] OP Units [Member] CapLease [Member]	Sep. 30, 2013 Cash [Member] Common Stock [Member] CapLease [Member]	Sep. 30, 2013 Cash [Member] Restricted Stock [Member] CapLease [Member]	Feb. 28, 2013 ARCP [Member] ARCP Merger [Member]	Feb. 28, 2013 American Realty Capital III Special Limited Partnership, LLC [Member] ARCP Merger [Member]	Sep. 30, 2013 American Realty Capital III Special Limited Partnership, LLC [Member] ARCT IV / ARCP Merger [Member]	Feb. 28, 2013 American Realty Capital III Special Limited Partnership, LLC [Member] Post-Conversion [Member] Common Stock [Member]	Dec. 31, 2013 ARCP Inland Portfolio [Member] property	Sep. 30, 2013 ARCP Inland Portfolio [Member] property	Sep. 30, 2013 Selling Commission [Member] ARCT IV / ARCP Merger [Member]
Business Acquisition [Line Items]
Convertible stock issued during period, shares																																								0.95
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																	0.5937	2.3961		0.5190	2.3591
Convertible preferred stock, par value	$ 0.01		$ 0.01			$ 0.01			$ 0.01
Preferred Stock, Redemption Price Per Share	$ 25.00		$ 25.00
Common stock, par value	$ 0.01		$ 0.01			$ 0.01		$ 0.01	$ 0.01	$ 0.01
Convertible stock issued during period, value																																	$ 12.00		$ 9.00	$ 25.00	$ 8.50	$ 8.50	$ 8.50
Business Combination, Consideration Transferred															$ 920,700,000	$ 5,800,000								$ 1,700,000	$ 4,100,000
Shares, Outstanding																																148,113,788.50	29,200,000	27,700,000
Percentage of shares outstanding																																	16.50%
Common stock, issued	185,448,022		185,448,022			179,167,112		17,162,016	179,167,112			13,015,534							32,036,221													140,700,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest, Issuance of Units																																									7,300,000		73,000,000
Merger Expenses Agreed To																							5,800,000
Number of Properties Acquired	38	207	528	[1]	377	524	[2]	129	653																	447	409	38	41															5
Related Party Transaction, Real Estate Selling Commissions, Percentage																																														2.00%
Related Party Transaction, Amounts of Transaction																																														8,400,000
ARCT IV Implied price of common stock, amount	13,500		13,500
Subordinated Distributions of Net Sale Proceeds																																										68,300,000
Number of Real Estate Properties														196																120															33
Real Estate Investment Property, at Cost	2,971,050,000		2,971,050,000			1,798,490,000		209,326,000	1,798,490,000		2,300,000																		601,200,000	200,300,000	972,500,000													501,000,000	56,400,000
Merger Share Exhange Ratio													1.0929
Number of Companies											67
Business Acquisition, Share Price													$ 13.82
Business Combination, Cash Consideration Threshold Percentage													2.00%
Debt to be Extinguished Upon Consummation of Merger																						$ 150,000,000

[1]	Excludes 38 properties comprised of $57.4 million of net investments subject to direct financing leases.
[2]	Buildings, fixtures and improvements have been provisionally allocated for two properties with an aggregate purchase price of $183.9 million pending receipt of the cost segregation analyses on such assets being prepared by a third party specialist.